TAXES ON INCOME - Reconciliation of company's effective tax rate (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income before taxes on income, as reported in the consolidated statements of income	$ 135,705	$ 127,906	$ 78,601
Tax at Israel statutory rate	31,212	29,418	18,078
Stock-based compensation		(2,627)
Nontaxable or nondeductible items	279	2,440	5,871
Preferred Technological Enterprise tax	(10,548)	(10,403)	(5,695)
Subsidiaries taxed at different tax rate		145	(74)
Uncertain tax positions		7,820	2,015
Change in unrecognized tax benefits	5,827
Total taxes on income (expense)	$ 24,960	$ 26,415	$ 20,067
Tax Jurisdiction of Domicile [Extensible Enumeration]	Israel	Israel	Israel
Percent
Tax at Israel statutory rate (in percent)	23.00%	23.00%	23.00%
Nontaxable or nondeductible items (in percent)	0.20%
Preferred Technological Enterprise tax (in percent)	(7.80%)
Change in unrecognized tax benefits (in percent)	4.30%
Actual tax expenses (in percent)	18.40%
Earnings Per Share Basic, Effect Of Tax Benefits (in $ per share)	$ 0.19	$ 0.18	$ 0.1
Earnings Per Share Diluted, Effect Of Tax Benefits (in $ per share)	$ 0.17	$ 0.17	$ 0.1
Israel
Amount
Other	$ 335	$ (378)	$ (128)
Percent
Other (in percent)	0.20%
United States
Amount
Stock-based compensation	$ (6,170)
Section 162(m) limitation	5,278
Other	$ (1,171)
Percent
Share-based compensation (in percent)	(4.50%)
Section 162(m) limitation (in percent)	3.90%
Other (in percent)	(0.90%)
Other Foreign
Amount
Other	$ (82)